UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number	811-5970

Cash Account Trust

(Exact Name of Registrant as Specified in Charter)

345 Park Avenue

New York, NY 10154-0004

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 454-7190

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and Address of Agent for Service)

Date of fiscal year end:	4/30

Date of reporting period:	10/31/09

ITEM 1.	REPORT TO STOCKHOLDERS

SEMIANNUAL REPORT TO SHAREHOLDERS

Tax-Free Investment Class

Tax-Exempt Portfolio

October 31, 2009

Contents

4 Information About Your Portfolio's Expenses

6 Portfolio Summary

7 Investment Portfolio

25 Financial Statements

29 Financial Highlights

30 Notes to Financial Statements

39 Investment Management Agreement Approval

44 Summary of Management Fee Evaluation by Independent Fee Consultant

49 Privacy Statement

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, visit www.dws-investments.com. We advise you to consider the fund's objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the fund. Please read the prospectus carefully before you invest.

An investment in the Portfolio is not insured or guaranteed by the FDIC or any other government agency. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, this share price isn't guaranteed and you could lose money by investing in the Portfolio. The share price of money market funds can fall below the $1.00 share price. You should not rely on or expect the Advisor to enter into support agreements or take other actions to maintain the Portfolio's $1.00 share price. The credit quality of the Portfolio's holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Portfolio's share price. The Portfolio's share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. The actions of a few large investors in one class of shares of the Portfolio may have a significant adverse effect on the share prices of all classes of shares of the Portfolio. Please read this Portfolio's prospectus for specific details regarding its risk profile.

The Portfolio's policies and procedures for voting proxies for portfolio securities and information about how the Portfolio voted proxies related to its portfolio securities during the 12-month period ended June 30 are available on our Web site — www.dws-investments.com (click on "proxy voting"at the bottom of the page) — or on the SEC's Web site — www.sec.gov. To obtain a written copy of the Portfolio's policies and procedures without charge, upon request, call us toll free at (800) 621-1048.

DWS Investments is part of Deutsche Bank's Asset Management division and, within the US, represents the retail asset management activities of Deutsche Bank AG, Deutsche Bank Trust Company Americas, Deutsche Investment Management Americas Inc. and DWS Trust Company.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Information About Your Portfolio's Expenses

As an investor of the Portfolio, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Portfolio expenses. Examples of transaction costs include account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Portfolio and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Portfolio limited these expenses; had it not done so, expenses would have been higher for the Tax-Free Investment Class. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (May 1, 2009 to October 31, 2009).

The tables illustrate your Portfolio's expenses in two ways:

• Actual Portfolio Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in each Portfolio using each Portfolio's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

• Hypothetical 5% Portfolio Return. This helps you to compare each Portfolio's ongoing expenses (but not transaction costs) with those of other mutual funds using each Portfolio's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

Expenses and Value of a $1,000 Investment for the six months ended October 31, 2009
Actual Portfolio Return	Tax-Free Investment Class
Beginning Account Value 5/1/09	$ 1,000.00
Ending Account Value 10/31/09	$ 1,000.30
Expenses Paid per $1,000*	$ 2.72
Hypothetical 5% Portfolio Return
Beginning Account Value 5/1/09	$ 1,000.00
Ending Account Value 10/31/09	$ 1,022.48
Expenses Paid per $1,000*	$ 2.75

* Expenses are equal to the Portfolio's annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 365.

Annualized Expense Ratio
Tax-Free Investment Class	.54%

For more information, please refer to the Portfolio's prospectus.

Portfolio Summary

Tax-Exempt Portfolio

Asset Allocation (As a % of Investment Portfolio)	10/31/09	4/30/09

Municipal Investments Municipal Variable Rate Demand Notes	71%	79%
Municipal Bonds and Notes	29%	21%
	100%	100%
Weighted Average Maturity	10/31/09	4/30/09

Cash Account Trust — Tax-Exempt Portfolio	41 days	35 days
National Tax-Free Retail Money Fund Average*	32 days	27 days

* The Portfolio is compared to its respective iMoneyNet Category: National Tax-Free Retail Money Fund Average — Category consists of all national tax-free and municipal retail funds. Portfolio holdings of tax-free funds include Rated and Unrated Demand Notes, Rated and Unrated General Market Notes; Commercial Paper; Put Bonds — 6 months and less; Put Bonds — over 6 months; AMT Paper and Other Tax-Free Holdings.

Asset allocation and weighted average maturity are subject to change.

For more complete details about the Portfolio's holdings, see pages 7-24. A quarterly Fact Sheet is available upon request. A complete list of the Portfolio's portfolio holdings is posted twice each month on www.dws-investments.com. Portfolio holdings as of the 15th day of each month are posted to the Web site on or after month-end and portfolio holdings as of each month-end are posted to the Web site on or after the 14th day of the following month. More frequent posting of portfolio holdings information may be made from time to time on www.dws-investments.com.

Following the Portfolio's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. The form will be available on the SEC's Web site at www.sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330.

Investment Portfolio as of October 31, 2009 (Unaudited)

Tax-Exempt Portfolio

	Principal Amount ($)	Value ($)

Municipal Investments 100.4%
Alabama 0.4%
Pell City, AL, Special Care Facilities Financing Authority Revenue, Noland Health Services, Series A, 0.23%*, 12/1/2039, US Bank NA (a)	4,000,000	4,000,000
Tuscaloosa County, AL, Industrial Development Gulf Opportunity Zone, Hunt Refining Project, Series C, 0.36%*, 12/1/2027, JPMorgan Chase Bank (a)	10,000,000	10,000,000
		14,000,000
Arizona 1.4%
Apache County, AZ, Industrial Development Authority Revenue, Tucson Electric Power Co., Series 83C, 0.25%*, 12/15/2018, Bank of New York Mellon Corp. (a)	3,080,000	3,080,000
Arizona, Salt River Pima-Maricopa Indian Community, 0.26%*, 10/1/2026, Bank of America NA (a)	4,100,000	4,100,000
Phoenix, AZ, Civic Improvement Corp., Airport Revenue, 0.33%, 1/5/2010	47,000,000	47,000,000
		54,180,000
California 9.8%
Alameda County, CA, Industrial Development Authority Revenue, BEMA Electronic Manufacturing, Inc. Project, Series A, AMT, 0.5%*, 4/1/2034, Comerica Bank (a)	3,200,000	3,200,000
Alameda County, CA, Industrial Development Authority Revenue, Caravan Trading Co., AMT, 0.5%*, 4/1/2014, Comerica Bank (a)	2,350,000	2,350,000
Alameda County, CA, Industrial Development Authority Revenue, Essai, Inc. Project, AMT, 0.45%*, 8/1/2035, Comerica Bank (a)	4,000,000	4,000,000
Alameda County, CA, Industrial Development Authority Revenue, Malberg Engineering, Inc., AMT, 0.5%*, 8/1/2031, Comerica Bank (a)	2,170,000	2,170,000
Alameda County, CA, Industrial Development Authority Revenue, White Brothers Project, AMT, 0.5%*, 3/1/2032, Comerica Bank (a)	2,480,000	2,480,000
California, Bay Area Toll Authority, Toll Bridge Revenue, Series 2985, 144A, 0.21%*, 4/1/2039	47,550,000	47,550,000
California, Clipper Tax-Exempt Certificate Trust, Series 2007-38, 144A, 0.29%*, 5/15/2030	24,600,000	24,600,000
California, Housing Finance Agency Revenue, Home Mortgage:
Series D, AMT, 0.4%*, 2/1/2043	14,000,000	14,000,000
Series M, 144A, AMT, 0.45%*, 8/1/2024	18,765,000	18,765,000
Series M, AMT, 0.45%*, 8/1/2033	10,480,000	10,480,000
Series M, AMT, 0.5%*, 8/1/2034	31,760,000	31,760,000
Series A, AMT, 0.5%*, 8/1/2035	19,415,000	19,415,000
Series K, AMT, 0.5%*, 8/1/2037	18,100,000	18,100,000
Series K, AMT, 0.5%*, 2/1/2038	18,000,000	18,000,000
Series F, AMT, 0.65%*, 2/1/2033 (b)	9,200,000	9,200,000
California, Housing Finance Agency Revenue, Multi-Family Housing:
Series C, AMT, 0.4%*, 2/1/2033	30,400,000	30,400,000
Series C, AMT, 0.53%*, 2/1/2037	1,955,000	1,955,000
Series C, AMT, 0.53%*, 8/1/2037	16,190,000	16,190,000
California, Municipal Finance Authority, Multi-Family Housing Revenue, Series 2410, 144A, AMT, 0.41%*, 1/1/2020, JPMorgan Chase Bank (a)	4,915,000	4,915,000
California, State Department of Water Resources, Power Supply Revenue, Series C-7, 0.3%*, 5/1/2022 (b)	7,950,000	7,950,000
California, State Kindergarten, Series A6, 0.19%*, 5/1/2034, Citibank NA & California State Teacher's Retirement System (a)	7,000,000	7,000,000
California, Statewide Communities Development, Series 2114, 144A, AMT, 0.31%*, 9/1/2046	3,765,000	3,765,000
California, Statewide Communities Development Authority, Certificates of Participation, 0.32%*, 2/1/2028, Union Bank of CA (a)	1,580,000	1,580,000
California, Statewide Communities Development Authority, Multi-Family Housing Revenue:
Series 2680, 144A, 0.36%*, 5/15/2018, JPMorgan Chase Bank (a)	20,000,000	20,000,000
Series 2681, 144A, AMT, 0.51%*, 5/15/2018, JPMorgan Chase Bank (a)	16,190,000	16,190,000
Lemoore, CA, Certificates of Participation, Municipal Golf Course Refining Project, 144A, 0.34%*, 11/1/2020, Union Bank of CA (a)	2,000,000	2,000,000
San Diego County, CA, Water Authority, Series 3, 0.4%, 12/3/2009	21,035,000	21,035,000
San Diego, CA, Certificates of Participation, 0.41%*, 12/1/2028, Comerica Bank (a)	1,825,000	1,825,000
San Francisco, CA, City & County Multi-Family Housing Revenue, Series 34G, 144A, 0.23%*, 12/1/2018	4,000,000	4,000,000
Tustin, CA, Unified School District, Series 2007-336, 144A, 0.86%*, 9/1/2011, Bank of America NA (a)	19,860,000	19,860,000
		384,735,000
Colorado 2.8%
Colorado, Centerra Metropolitan District 1 Revenue, Refunding and Improvement, 0.77%*, 12/1/2029, Compass Bank (a)	14,945,000	14,945,000
Colorado, Educational & Cultural Facilities Authority Revenue, Bear Creek School Project, 0.22%*, 10/1/2032, US Bank NA (a)	6,200,000	6,200,000
Colorado, Educational & Cultural Facilities Authority Revenue, Fremont Christian School Project, 0.22%*, 6/1/2038, US Bank NA (a)	16,610,000	16,610,000
Colorado, Educational & Cultural Facilities Authority Revenue, Linfield Christian School Project, 0.22%*, 5/1/2030, Evangelical Christian Credit Union (a)	8,100,000	8,100,000
Colorado, Educational & Cultural Facilities Authority Revenue, Trinity School Project, 0.26%*, 9/1/2026, Branch Banking & Trust (a)	1,600,000	1,600,000
Colorado, Goldsmith Metropolitan District, 0.25%*, 12/1/2034, Compass Bank (a)	5,270,000	5,270,000
Colorado, Health Facilities Authority Revenue, Bethesda Adult Communities, Series A, 0.22%*, 8/15/2034, LaSalle Bank NA (a)	18,740,000	18,740,000
Colorado, Health Facilities Authority Revenue, Fraiser Meadows Community Project, 0.22%*, 6/1/2038, JPMorgan Chase Bank (a)	14,000,000	14,000,000
Colorado, Lowry Economic Redevelopment Authority Revenue, Series A, 0.77%*, 12/1/2020, Compass Bank (a)	6,965,000	6,965,000
Colorado, RBC Municipal Products, Inc. Trust, Series C-11, 144A, 0.28%*, 12/1/2031, Royal Bank of Canada (a)	17,580,000	17,580,000
		110,010,000
Connecticut 0.1%
Connecticut, State Health & Educational Facilities, 0.45%, 1/7/2010	6,000,000	6,000,000
Delaware 0.6%
Delaware, BB&T Municipal Trust, Series 5000, 144A, 0.42%*, 10/1/2028, Rabobank International (a)	15,992,208	15,992,208
Delaware, State Economic Development Authority Revenue, YMCA Delaware Project, 0.2%*, 5/1/2036, PNC Bank NA (a)	6,275,000	6,275,000
		22,267,208
District of Columbia 0.3%
District of Columbia, Center for Internships & Academic Revenue, 0.26%*, 7/1/2036, Branch Banking & Trust (a)	3,400,000	3,400,000
District of Columbia, Housing Finance Agency, Multi-Family Housing Revenue, Series R-433, 144A, AMT, 0.32%*, 12/1/2021	7,780,000	7,780,000
		11,180,000
Florida 7.6%
Alachua County, FL, Housing Finance Authority, Multi-Family Revenue, Santa Fe I Apartments, AMT, 0.35%*, 12/15/2038, Citibank NA (a)	3,850,000	3,850,000
Broward County, FL, Housing Finance Authority, Multi-Family Housing Revenue, Palms of Deerfield Beach, AMT, 0.35%*, 8/15/2038, Citibank NA (a)	2,560,000	2,560,000
Florida, BB&T Municipal Trust:
Series 1010, 144A, 0.33%*, 1/15/2019, Branch Banking & Trust (a)	7,290,000	7,290,000
Series 1029, 0.33%*, 7/1/2024, Branch Banking & Trust (a)	10,830,000	10,830,000
Series 1031, 0.33%*, 8/1/2024, Branch Banking & Trust (a)	12,780,000	12,780,000
Series 1012, 144A, 0.33%*, 11/1/2024, Branch Banking & Trust (a)	9,870,000	9,870,000
Florida, Capital Trust Agency Housing Revenue, Atlantic Housing Foundation, Series A, 0.21%*, 7/15/2024	19,000,000	19,000,000
Florida, Development Finance Corp., Enterprise Board Program, Out of Door Academy, 0.27%*, 7/1/2038, Northern Trust Co. (a)	13,500,000	13,500,000
Florida, Housing Finance Corp., Multi-Family Revenue, Victoria Park, Series J-1, 0.24%*, 10/15/2032	8,620,000	8,620,000
Florida, RBC Municipal Products, Inc. Trust, Series E-4, 144A, AMT, 0.38%*, 6/1/2010, Royal Bank of Canada (a)	9,995,000	9,995,000
Florida, State Governmental Financing Commission Revenue:
0.34%*, 7/1/2016, Dexia Credit Local (a)	24,650,000	24,650,000
0.6%, 11/10/2009	74,000,000	74,000,000
0.75%, 11/4/2009	50,000,000	50,000,000
Highlands County, FL, Health Facilities Authority Revenue, Adventist Health Hospital, Series G, 0.22%*, 11/15/2035, Branch Banking & Trust (a)	8,000,000	8,000,000
Lee County, FL, Industrial Development Authority, Health Care Facilities Revenue, Hope Hospice Project, 0.27%*, 10/1/2027, Northern Trust Co. (a)	17,000,000	17,000,000
Palm Beach County, FL, Community Foundation, Palm Beach Project Revenue, 0.4%*, 3/1/2034, Northern Trust Co. (a)	4,750,000	4,750,000
Pinellas County, FL, Educational Facilities Authority Revenue, Barry University Project, 0.26%*, 10/1/2037, Bank of America NA (a)	9,340,000	9,340,000
Sarasota County, FL, Health Care Facilities Authority Revenue, Bay Village Project, 0.28%*, 12/1/2023, Bank of America NA (a)	1,900,000	1,900,000
Sarasota County, FL, Public Hospital District Revenue, Sarasota Memorial Hospital, Series B, 0.2%*, 7/1/2037, Bank of America NA (a)	7,500,000	7,500,000
Volusia County, FL, Housing Finance Authority, Multi-Family Housing Revenue, Cape Morris Cove Apartments, Series A, AMT, 0.31%*, 10/15/2042, JPMorgan Chase Bank (a)	6,140,000	6,140,000
		301,575,000
Georgia 4.8%
Atlanta, GA, Revenue Bond, Series 2008-3046X, 144A, 0.31%*, 7/1/2037 (b)	6,665,000	6,665,000
Cobb County, GA, Tax Anticipation Notes, 1.25%, 12/31/2009	110,000,000	110,143,821
Fulton County, GA, Development Authority Revenue, Doris & Alex Weber School Project, 0.26%*, 12/1/2030, Branch Banking & Trust (a)	5,000,000	5,000,000
Fulton County, GA, Development Authority Revenue, Kings Ridge Christian School, 0.26%*, 5/1/2026, Branch Banking & Trust (a)	2,500,000	2,500,000
Fulton County, GA, Development Authority Revenue, Mount Vernon Presbyterian School, 0.26%*, 8/1/2035, Branch Banking & Trust (a)	2,700,000	2,700,000
Georgia, Municipal Electric Authority Power Revenue, Municipal Securities Trust Receipts, Series SGC-60, "A", 144A, 0.26%*, 1/1/2018 (b)	4,680,000	4,680,000
Georgia, Private Colleges & Universities Authority Revenue, Mercer University Project:
Series C, 0.27%*, 10/1/2031, Branch Banking & Trust (a)	8,695,000	8,695,000
Series A, 0.27%*, 10/1/2036, Branch Banking & Trust (a)	11,040,000	11,040,000
Georgia, RBC Municipal Products, Inc. Trust, Series C-9, AMT, 0.38%*, 8/1/2016, Royal Bank of Canada (a)	30,495,000	30,495,000
Georgia, State General Obligation, Series H-3, 0.25%*, 12/1/2026	9,319,000	9,319,000
		191,237,821
Hawaii 0.3%
Hawaii, State Department of Budget & Finance, Special Purpose Revenue, Hawaii Pacific Health, Series A, 0.23%*, 7/1/2035, Union Bank NA (a)	11,100,000	11,100,000
Idaho 1.5%
Idaho, Housing & Finance Association, Single Family Mortgage:
Series B, AMT, 0.36%*, 7/1/2032	5,460,000	5,460,000
"I", Series A, AMT, 0.36%*, 7/1/2033	6,280,000	6,280,000
"I", Series B, AMT, 0.36%*, 7/1/2033	6,160,000	6,160,000
Idaho, Non-Profit Housing & Finance Association Facilities Revenue, College of Idaho Project, 0.22%*, 7/1/2030, US Bank NA (a)	4,950,000	4,950,000
Idaho, State Tax Anticipation Notes, 2.5%, 6/30/2010	35,000,000	35,483,159
		58,333,159
Illinois 8.0%
Channahon, IL, Morris Hospital Revenue:
Series B, 0.24%*, 12/1/2032, US Bank NA (a)	4,195,000	4,195,000
Series C, 0.24%*, 12/1/2032, US Bank NA (a)	5,355,000	5,355,000
Chicago, IL, Board of Education, Dedicated Revenues:
Series A-2, 0.22%*, 3/1/2026, Northern Trust Co. (a)	5,900,000	5,900,000
Series A-1, 0.23%*, 3/1/2026, Harris NA (a)	4,900,000	4,900,000
Chicago, IL, General Obligation, Series 2008-068, 144A, 0.51%*, 1/1/2022, Dexia Credit Local (a) (b)	11,540,000	11,540,000
Chicago, IL, Metropolitan Water Reclamation District, Greater Chicago, Series 2008-052, 144A, 0.51%*, 12/1/2035	25,160,000	25,160,000
Chicago, IL, O'Hare International Airport Revenue, 0.35%, 11/10/2009	7,000,000	7,000,000
Cook County, IL, Catholic Theological Union Project Revenue, 0.35%*, 2/1/2035, Harris NA (a)	6,000,000	6,000,000
Illinois, BB&T Municipal Trust, Series 5001, 144A, 0.42%*, 6/1/2020, Rabobank International (a)	19,456,657	19,456,657
Illinois, Development Finance Authority Revenue, Shelby Memorial Hospital Association, Inc., Series B-1, 0.39%*, 10/1/2029, Comerica Bank (a)	7,315,000	7,315,000
Illinois, Development Finance Authority, Industrial Development Revenue, Home Run Inn Frozen Foods, AMT, 1.4%*, 4/1/2020, JPMorgan Chase Bank (a)	1,245,000	1,245,000
Illinois, Education Facilities Authority Revenue:
0.35%, 11/19/2009	30,000,000	30,000,000
0.35%, 11/23/2009	20,200,000	20,200,000
Illinois, Educational Facilities Authority Revenues, University of Chicago:
Series B-1, 0.52%*, Mandatory Put 8/12/2010 @ 100, 7/1/2036	9,500,000	9,499,306
Series B-2, 0.52%*, Mandatory Put 8/26/2010 @ 100, 7/1/2036	8,600,000	8,600,000
Illinois, Finance Authority Industrial Development Revenue, Fitzpatrick Brothers, 0.27%*, 4/1/2033, Northern Trust Co. (a)	5,000,000	5,000,000
Illinois, Finance Authority Pollution Control Revenue, Commonwealth Edison Co.:
Series F, 144A, 0.25%*, 3/1/2017, JPMorgan Chase Bank (a)	10,100,000	10,100,000
Series E, 144A, 0.25%*, 5/1/2021, JPMorgan Chase Bank (a)	8,305,000	8,305,000
Illinois, Finance Authority Revenue, "A", 144A, 0.21%*, 12/1/2042	8,565,000	8,565,000
Illinois, Finance Authority Revenue, Clare Oaks:
Series C, 0.22%*, 11/1/2040, Sovereign Bank FSB (a)	5,000,000	5,000,000
Series D, 0.22%*, 11/1/2040, Sovereign Bank FSB (a)	3,500,000	3,500,000
Illinois, Finance Authority Revenue, Northwestern University, Series A, 0.5%*, Mandatory Put 3/31/2010 @ 100, 12/1/2046	29,000,000	29,000,000
Illinois, Finance Authority Revenue, The Art Institution of Chicago:
Series B-1, 0.3%*, 9/1/2038, JPMorgan Chase Bank (a)	5,670,000	5,670,000
Series B-2, 0.3%*, 9/1/2038, Northern Trust Co. (a)	2,595,000	2,595,000
Illinois, Finance Authority Student Housing Revenue, CHF-Dekalb LLC Project, Series A, 0.25%*, 7/1/2038, Sovereign Bank FSB (a)	6,000,000	6,000,000
Illinois, RBC Municipal Products, Inc. Trust, Finance Authority Revenue, Series E-10, 144A, 0.28%*, 3/1/2011, Royal Bank of Canada (a)	10,000,000	10,000,000
Illinois, Regional Transit Improvements, Series 2008-3043X, 144A, 0.36%*, 7/1/2026	6,665,000	6,665,000
Illinois, University of Illinois Revenue, "A", 144A, 0.24%*, 4/1/2035	14,300,000	14,300,000
Mundelein, IL, Industrial Development Revenue, MacLean Fogg Co. Project, AMT, 0.57%*, 1/1/2015, Northern Trust Co. (a)	6,500,000	6,500,000
Woodstock, IL, Multi-Family Housing Revenue, Willow Brooke Apartments, AMT, 0.31%*, 4/1/2042, Wells Fargo Bank NA (a)	28,000,000	28,000,000
		315,565,963
Indiana 0.7%
Indiana, Finance Authority Hospital Revenue, Community Foundation of Northwest Indiana, 0.22%*, 8/1/2029, Harris NA (a)	6,970,000	6,970,000
Indiana, Health & Educational Facility, Financing Authority Revenue, Greenwood Village South Project, Series A, 0.22%*, 5/1/2036, Sovereign Bank FSB (a)	12,625,000	12,625,000
Terre Haute, IN, Westminster Village Revenue, Series A, 0.22%*, 8/1/2036, Sovereign Bank FSB (a)	9,245,000	9,245,000
		28,840,000
Iowa 1.4%
Iowa, Finance Authority Revenue, Senior Revenue Anticipation Notes, Series A, 2.5%, 6/23/2010	36,000,000	36,447,424
Iowa, Finance Authority, Health Facilities Revenue, Care Initiatives Project, 0.2%*, 11/1/2026, KBC Bank NV (a)	4,010,000	4,010,000
Iowa, State School Cash Anticipation Program, School Corporations, Series B, 3.0%, 1/21/2010, US Bank NA (a)	14,000,000	14,067,791
		54,525,215
Kansas 0.4%
Kansas, State Development Finance Authority, Multi-Family Revenue, Oak Ridge Park II Project, Series X, AMT, 0.36%*, 12/1/2036, Marshall & Ilsley (a)	3,650,000	3,650,000
Lenexa, KS, Series 2007-302, 144A, 0.76%*, 2/1/2012	12,495,000	12,495,000
		16,145,000
Kentucky 0.1%
Mason County, KY, Pollution Control Revenue, East Kentucky Power Corp., Inc., Series B-2, 1.01%*, 10/15/2014	4,000,000	4,000,000
Maine 0.5%
Maine, State Housing Authority Mortgage Purchase:
Series G, AMT, 0.25%*, 11/15/2037	4,970,000	4,970,000
Series B, AMT, 0.3%*, 11/15/2041	5,000,000	5,000,000
Series D, AMT, 0.31%*, 11/15/2042	10,000,000	10,000,000
		19,970,000
Maryland 1.5%
Baltimore, MD, Municipal Securities Trust Receipts, SGA 152, "A", 144A, 0.33%*, 7/1/2020, Societe Generale (a)	10,000,000	10,000,000
Maryland, State Health & Higher Educational Facilities Authority Revenue:
0.4%, 11/3/2009	25,000,000	25,000,000
Series A, 0.4%, 1/7/2010	13,777,000	13,777,000
Maryland, State Health & Higher Educational Facilities Authority Revenue, Upper Chesapeake Hospital, Series B, 0.26%*, 1/1/2043, Branch Banking & Trust (a)	11,955,000	11,955,000
		60,732,000
Massachusetts 2.4%
Massachusetts, Bay Transportation Authority, General Transportation Systems, 0.3%*, 3/1/2030	15,400,000	15,400,000
Massachusetts, Bay Transportation Authority, Sales Tax Revenue, Series A-1, 0.16%*, 7/1/2021	16,400,000	16,400,000
Massachusetts, Macon Trust, Series 2007-310, 144A, 0.76%*, 6/15/2012, Bank of America NA (a)	4,150,000	4,150,000
Massachusetts, State Development Finance Agency Revenue, New Bedford Waste Services LLC, AMT, 0.42%*, 6/1/2021, Comerica Bank (a)	3,520,000	3,520,000
Massachusetts, State Development Finance Agency Revenue, Northfield Mount Hermon, 0.26%*, 10/1/2042, JPMorgan Chase Bank (a)	5,000,000	5,000,000
Massachusetts, State Development Finance Agency Revenue, The Fay School, Inc., 0.3%*, 4/1/2038, TD Bank NA (a)	5,400,000	5,400,000
Massachusetts, State Development Finance Agency Revenue, Wentworth Institute, 0.4%*, 10/1/2030, RBS Citizens NA (a)	28,285,000	28,285,000
Massachusetts, State General Obligation, Series B, 0.24%*, 3/1/2026	9,800,000	9,800,000
Massachusetts, State Industrial Finance Agency Revenue, Groton School Issue, Series B, 0.3%*, 3/1/2028	8,410,000	8,410,000
		96,365,000
Michigan 1.7%
Michigan, RBC Municipal Products, Inc. Trust, Series L-25, 144A, AMT, 0.35%*, 9/1/2033, Royal Bank of Canada (a)	66,745,000	66,745,000
Minnesota 0.3%
Coon Rapids, MN, Industrial Development Revenue, Kurt Manufacturing Project:
AMT, 0.31%*, 11/1/2027, US Bank NA (a)	5,000,000	5,000,000
AMT, 0.51%*, 11/1/2017, US Bank NA (a)	2,565,000	2,565,000
Minnesota, State General Obligation, Prerefunded 6/1/2010 @ 100, 5.625%, 6/1/2019	3,000,000	3,089,112
		10,654,112
Mississippi 0.2%
Mississippi, Redstone Partners Floaters/Residuals Trust, Series C, 144A, AMT, 0.46%*, 12/1/2047, Wachovia Bank NA (a)	9,375,000	9,375,000
Missouri 0.7%
Missouri, Bi-State Development Agency, Illinois Metropolitan District Revenue, Metrolink, Series A, 0.19%*, 10/1/2035, JPMorgan Chase Bank (a)	8,000,000	8,000,000
Missouri, State Health & Educational Facilities Authority Revenue, Lutheran Senior Services Project, 0.22%*, 2/1/2039, US Bank NA (a)	9,000,000	9,000,000
Platte County, MO, Industrial Development Authority Revenue, Complete Home Concepts, Series A, AMT, 0.31%*, 1/1/2039, Columbian Bank (a)	6,800,000	6,800,000
Springfield, MO, Industrial Development Authority Revenue, Abec, Inc. Project, AMT, 0.41%*, 6/1/2028, US Bank NA (a)	3,100,000	3,100,000
		26,900,000
Nebraska 0.3%
Nebraska, Investment Finance Authority, Single Family Housing Revenue:
Series B, AMT, 0.4%*, 9/1/2034	3,885,000	3,885,000
Series D, AMT, 0.4%*, 9/1/2034	3,355,000	3,355,000
Series E, AMT, 0.4%*, 9/1/2034	1,485,000	1,485,000
Omaha, NE, Public Power District Electric Revenue, Series R-11291, 144A, 0.21%*, 8/1/2012	2,485,000	2,485,000
		11,210,000
Nevada 1.6%
Clark County, NV, General Obligation, Series 3489Z, 144A, 0.2%*, 1/1/2017	11,965,000	11,965,000
Clark County, NV, School District Building, Series A, 5.0%, 6/15/2010	20,800,000	21,352,248
Nevada, Housing Division, Multi-Unit Housing, Apache Project, Series A, AMT, 0.33%*, 10/15/2032	4,400,000	4,400,000
Nevada, Housing Division, Single Family Mortgage Revenue:
Series A, AMT, 0.45%*, 10/1/2039	14,700,000	14,700,000
Series B, AMT, 0.45%*, 4/1/2042	8,000,000	8,000,000
Nevada, State Director Department of Business & Industry, Nevada Cancer Institute Project, 0.26%*, 12/1/2033, Bank of America NA (a)	4,000,000	4,000,000
		64,417,248
New Hampshire 0.9%
New Hampshire, Health & Education Facilities Authority Revenue, Phillips Exeter Academy, 0.25%*, 9/1/2042	20,000,000	20,000,000
New Hampshire, Health & Education Facilities Authority Revenue, RiverWoods at Exeter, 0.22%*, 3/1/2038, Bank of America NA (a)	14,000,000	14,000,000
		34,000,000
New Jersey 0.1%
New Jersey, Economic Development Authority, Industrial Development Revenue, CST-Products LLC Project, AMT, 0.42%*, 4/1/2026, National Bank of Canada (a)	2,840,000	2,840,000
New Mexico 1.1%
New Mexico, Educational Assistance Foundation:
Series A-1, AMT, 0.3%*, 4/1/2034, Royal Bank of Canada (a)	10,000,000	10,000,000
Series A-2, AMT, 0.3%*, 4/1/2034, Royal Bank of Canada (a)	10,000,000	10,000,000
University of New Mexico, Systems Improvement Revenues, 0.29%*, 6/1/2026	23,655,000	23,655,000
		43,655,000
New York 2.4%
Glen Cove, NY, Housing Authority Revenue, Series 57G, 144A, AMT, 0.22%*, 10/1/2026	3,900,000	3,900,000
Hempstead, NY, Industrial Development Agency Revenue, Series 92G, 144A, AMT, 0.22%*, 10/1/2045	835,000	835,000
Nassau County, NY, Interim Finance Authority Revenue:
Series D-2, 0.2%*, 11/15/2015	3,000,000	3,000,000
Series D-1, 0.22%*, 11/15/2017	1,310,000	1,310,000
New York, Metropolitan Transportation Authority Revenue, Series D-2, 0.25%*, 11/1/2032 (b)	12,665,000	12,665,000
New York, State Dormitory Authority Revenues, State Supported Debt, City University of New York, Series C, 0.18%*, 7/1/2031, Bank of America NA (a)	3,300,000	3,300,000
New York, State Housing Finance Agency Revenue, 100 Maiden Lane, Series A, 0.18%*, 5/15/2037	12,000,000	12,000,000
New York, State Housing Finance Agency Revenue, Helena Housing, Series A, AMT, 0.26%*, 5/15/2036	8,000,000	8,000,000
New York, State Urban Development Corp. Revenue:
Series 2008-053, 144A, 0.51%*, 3/15/2023, Dexia Credit Local (a)	2,415,000	2,415,000
Series 2008-054, 144A, 0.51%*, 3/15/2024, Dexia Credit Local (a)	11,950,000	11,950,000
New York, Triborough Bridge & Tunnel Authority Revenues, Series A-1, 2.0%*, Mandatory Put 1/20/2010 @ 100, 11/15/2038	15,000,000	15,044,178
New York City, NY, Industrial Development Agency Revenue, Empowerment Zone, Tiago Holdings LLC, AMT, 0.24%*, 1/1/2037, ING Bank NV (a)	2,400,000	2,400,000
Port Authority of New York & New Jersey, 0.35%, 1/6/2010	11,600,000	11,600,000
Ulster County, NY, Industrial Development Agency, Civic Facility Revenue, Kingston Regional Senior Living Corp., Series C, 0.25%*, 9/15/2037, Sovereign Bank FSB (a)	6,000,000	6,000,000
		94,419,178
North Carolina 4.5%
Cleveland County, NC, Industrial Facilities & Pollution Control Financing Authority, Curtiss-Wright Flight Systems, AMT, 0.4%*, 11/1/2023, Bank of America NA (a)	8,400,000	8,400,000
North Carolina, BB&T Municipal Trust:
Series 1027, 144A, 0.33%*, 3/1/2016, Branch Banking & Trust (a)	11,085,000	11,085,000
Series 1032, 0.33%*, 1/7/2024, Branch Banking & Trust (a)	12,995,000	12,995,000
Series 1008, 144A, 0.33%*, 3/1/2024, Branch Banking & Trust (a)	6,225,000	6,225,000
Series 1011, 144A, 0.33%*, 4/1/2024, Branch Banking & Trust (a)	8,350,000	8,350,000
Series 1024, 144A, 0.33%*, 5/31/2024, Branch Banking & Trust (a)	5,240,000	5,240,000
Series 1009, 144A, 0.33%*, 6/1/2024, Branch Banking & Trust (a)	18,160,000	18,160,000
Series 1025, 144A, 0.33%*, 6/1/2024, Branch Banking & Trust (a)	11,300,000	11,300,000
North Carolina, Capital Educational Facilities Finance Agency Revenue, High Point University Project:
0.26%*, 12/1/2028, Branch Banking & Trust (a)	6,000,000	6,000,000
0.26%*, 5/1/2030, Branch Banking & Trust (a)	4,500,000	4,500,000
North Carolina, Capital Facilities Finance Agency, Educational Facilities Revenue, Salem Academy & College Project, 0.26%*, 8/1/2030, Branch Banking & Trust (a)	7,170,000	7,170,000
North Carolina, Capital Facilities Finance Agency, Educational Facilities Revenue, Campbell University, 0.26%*, 10/1/2034, Branch Banking & Trust (a)	5,925,000	5,925,000
North Carolina, Capital Facilities Finance Agency, Educational Facilities Revenue, Summit School, Inc. Project, 0.26%*, 6/1/2033, Branch Banking & Trust (a)	2,700,000	2,700,000
North Carolina, Capital Facilities Finance Agency, Educational Revenue, Forsyth Country Day School, 0.26%*, 12/1/2031, Branch Banking & Trust (a)	13,090,000	13,090,000
North Carolina, Medical Care Commission, Health Care Facilities Revenue, First Mortgage Deerfield, Series B, 0.26%*, 11/1/2038, Branch Banking & Trust (a)	10,035,000	10,035,000
North Carolina, Medical Care Commission, Hospital Revenue, Southeastern Regional Medical Center, 0.26%*, 6/1/2037, Branch Banking & Trust (a)	2,500,000	2,500,000
North Carolina, Medical Care Commission, Retirement Facilities Revenue, First Mortgage Southminster, Series C, 0.23%*, 10/1/2014, Sovereign Bank FSB (a)	2,740,000	2,740,000
North Carolina, Medical Care Commission, Retirement Facilities Revenue, First Mortgage, United Methodist Church, Series B, 0.26%*, 10/1/2035, Branch Banking & Trust (a)	4,805,000	4,805,000
North Carolina, Piedmont Triad Airport Authority Revenue:
Series A, 0.26%*, 7/1/2032, Branch Banking & Trust (a)	3,450,000	3,450,000
Series B, AMT, 0.4%*, 7/1/2029, Branch Banking & Trust (a)	3,845,000	3,845,000
North Carolina, State Education Assistance Authority Revenue, Student Loan:
Series A-2, AMT, 0.29%*, 9/1/2035, Royal Bank of Canada (a)	9,000,000	9,000,000
Series 5, AMT, 0.34%*, 9/1/2035, Branch Banking & Trust (a)	16,570,000	16,570,000
University of North Carolina Revenues, Series R-11292, 144A, 0.21%*, 12/1/2015	3,075,000	3,075,000
		177,160,000
Ohio 2.6%
Akron, Bath & Copley, OH, Joint Township Hospital District Revenue, Health Care Facility, Summner Project, 0.35%*, 12/1/2032, KBC Bank NV (a)	5,050,000	5,050,000
Cleveland, OH, Clinic Health System, 0.33%, 11/5/2009	15,800,000	15,800,000
Columbus, OH, Regional Airport Authority Revenue, Pooled Financing Program, Series A, 0.23%*, 1/1/2030, US Bank NA (a)	5,065,000	5,065,000
Ohio, Clipper Tax-Exempt Certificate Trust, Certificate of Participation, Series 2009-28, 144A, AMT, 0.38%*, 3/1/2035	5,304,000	5,304,000
Ohio, Housing Finance Agency, Mortgage Revenue, Residential-Mortgage Backed, Series D, AMT, 0.28%*, 9/1/2036	45,000,000	45,000,000
Ohio, Redstone Partners Floaters/Residuals Trust, Housing Finance Authority:
Series C, 144A, 0.46%*, 6/1/2048, Wachovia Bank NA (a)	9,780,000	9,780,000
Series D, 144A, AMT, 0.46%*, 6/1/2048, Wachovia Bank NA (a)	4,340,000	4,340,000
Ohio, State Housing Finance Authority Revenue, Series 2008-3308, 144A, AMT, 0.41%*, 3/1/2033	10,965,000	10,965,000
		101,304,000
Oklahoma 0.4%
Oklahoma, Development Finance Authority, Continuing Care Retirement, Inverness Village Project, Series A, 0.25%*, 1/1/2042, KBC Bank NV (a)	15,835,000	15,835,000
Oregon 0.4%
Salem, OR, Hospital Facility Authority Revenue, Capital Manor, Inc. Project:
0.29%*, 5/1/2034, Bank of America NA (a)	8,835,000	8,835,000
0.29%*, 5/1/2037, Bank of America NA (a)	5,580,000	5,580,000
		14,415,000
Pennsylvania 3.7%
Adams County, PA, Industrial Development Authority Revenue, Brethren Home Community Project, 0.32%*, 6/1/2032, PNC Bank NA (a)	7,525,000	7,525,000
Allegheny County, PA, RBC Municipal Products, Inc. Trust, Series E-11, 144A, 0.28%*, 12/1/2011, Royal Bank of Canada (a)	10,000,000	10,000,000
Beaver County, PA, Industrial Development Authority, Pollution Control Revenue, FirstEnergy Nuclear Generation Corp., Series B, 0.22%*, 12/1/2035, Citibank NA (a)	2,500,000	2,500,000
Bucks County, PA, Industrial Development Authority Revenue, Grand View Hospital:
Series B, 0.19%*, 7/1/2039, PNC Bank NA (a)	8,635,000	8,635,000
Series A, 0.2%*, 7/1/2034, TD Bank NA (a)	6,900,000	6,900,000
Butler County, PA, General Authority Revenue, New Castle Area School District, Series A, 0.2%*, 3/1/2029, PNC Bank NA (a)	3,135,000	3,135,000
Cumberland County, PA, Municipal Authority Revenue, Asbury Pennsylvania Obligation Group, 0.22%*, 1/1/2043, KBC Bank NV (a)	3,855,000	3,855,000
Dauphin County, PA, General Authority Revenue, Series 100G, 144A, 0.21%*, 1/1/2029	5,000,000	5,000,000
Lancaster, PA, Industrial Development Authority Revenue, Willow Valley Retirement, Series A, 0.19%*, 12/1/2039, PNC Bank NA (a)	10,000,000	10,000,000
Monroe County, PA, Hospital Authority Revenue, Stars-Pocono Medical Center, Series B, 0.25%*, 1/1/2032, PNC Bank NA (a)	7,045,000	7,045,000
Montgomery County, PA, Redevelopment Authority, Multi-Family Housing Revenue, Forge Gate Apartments Project, Series A, 0.19%*, 8/15/2031	1,510,000	1,510,000
Pennsylvania, BB&T Municipal Trust, Series 1, 0.27%*, 9/15/2015	8,535,000	8,535,000
Pennsylvania, Economic Development Financing Authority, Exempt Facilities Revenue:
Series 1, 144A, 0.5%*, 12/1/2038, Wachovia Bank NA (a)	10,000,000	10,000,000
Series 1, 0.9%*, 12/1/2038, Wachovia Bank NA (a)	12,500,000	12,500,000
Pennsylvania, Northeastern Hospital & Education Authority Revenue, Commonwealth Medical College Project, 0.19%*, 9/1/2034, PNC Bank NA (a)	5,725,000	5,725,000
Pennsylvania, University of Pittsburgh, Commonwealth Systems of Higher Education, Panthers-Pitt Asset Notes, 144A, 5.0%, 8/1/2010	25,475,000	26,332,798
Philadelphia, PA, School District, Series C, 0.2%*, 6/1/2026, TD Bank NA (a) (b)	6,200,000	6,200,000
Pittsburgh, PA, Water & Sewer Authority Systems Revenue, Series B2, 0.2%*, 9/1/2039, PNC Bank NA (a)	9,000,000	9,000,000
Ridley, PA, School District, 0.23%*, 11/1/2029, TD Bank NA (a)	2,920,000	2,920,000
		147,317,798
Puerto Rico 0.1%
Commonwealth of Puerto Rico, Special Obligation, Series 1211X, 0.21%*, 10/1/2018	2,700,000	2,700,000
Rhode Island 0.4%
Rhode Island, Housing & Mortgage Finance Corp., Series R-11207, 144A, AMT, 0.28%*, 10/1/2032	9,610,000	9,610,000
Rhode Island, Single Family Housing, Series 2008-1110, 144A, AMT, 0.41%*, 10/1/2032	5,250,000	5,250,000
		14,860,000
South Carolina 0.8%
Greenwood County, SC, Exempt Facility Industrial Revenue, Fuji Photo Film Project, AMT, 0.36%*, 9/1/2011	10,300,000	10,300,000
Lexington County, SC, School District No. 001, Series B, 1.0%, 3/1/2010 (c)	8,000,000	8,016,960
South Carolina, BB&T Municipal Trust, Series 1013, 144A, 0.33%*, 1/1/2020, Branch Banking & Trust (a)	6,460,000	6,460,000
South Carolina, Jobs Economic Development Authority Revenue, Goodwill Industries of Upper South Carolina, Inc. Project, 0.26%*, 9/1/2028, Branch Banking & Trust (a)	6,175,000	6,175,000
		30,951,960
South Dakota 1.1%
South Dakota, Conservancy District Revenue, State Revolving Fund Program, 0.7%*, 8/1/2029	35,000,000	35,000,000
South Dakota, Economic Development Finance Authority, Industrial Development Revenue, Wilson Trailer Project, 144A, AMT, 0.31%*, 2/1/2028, First American Bank (a)	9,000,000	9,000,000
		44,000,000
Tennessee 1.7%
Blount County, TN, Public Building Authority, Local Government Public Improvement:
Series C-3-A, 0.26%*, 6/1/2029	10,000,000	10,000,000
Series E-5-A, 0.26%*, 6/1/2030, Branch Banking & Trust (a)	41,945,000	41,945,000
Dickson, TN, Redstone Partners Floaters/Residuals Trust, Series B, AMT, 0.46%*, 12/1/2047, Wachovia Bank NA (a)	3,120,000	3,120,000
Montgomery County, TN, Public Building Authority, Pooled Financing Revenue, Tennessee County Loan Pool, 0.26%*, 11/1/2027, Bank of America NA (a)	4,030,000	4,030,000
Selmer/McNairy County, TN, Industrial Development Board Revenue, United Stainless, Inc., AMT, 0.4%*, 12/1/2023, Bank of America NA (a)	8,500,000	8,500,000
		67,595,000
Texas 16.9%
Atascosa County, TX, Industrial Development Corp., Pollution Control Revenue, San Miguel Electric Cooperative, Inc., 1.09%*, 6/30/2020	44,200,000	44,200,000
Austin, TX, Hotel Occupancy Tax Revenue, Series A, 0.26%*, 11/15/2029, Dexia Credit Local (a)	15,020,000	15,020,000
Dallas, TX, Independent School Building District, 5.0%, 2/15/2010	12,980,000	13,145,028
East Texas, Housing Finance, Redstone Partners Floaters/Residuals Trust, Series D, 144A, AMT, 0.46%*, 12/1/2047, Wachovia Bank NA (a)	7,945,000	7,945,000
Harris County, TX, Cultural Education Facilities Finance Corp. Revenue, Memorial Hermann Healthcare System, Series D-3, 0.55%*, 6/1/2029, Compass Bank (a)	4,625,000	4,625,000
Harris County, TX, Cultural Education Facilities Finance Corp., Special Facilities Revenue, Texas Medical Center, Series B-2, 0.55%*, 9/1/2031, Compass Bank (a)	4,100,000	4,100,000
Harris County, TX, Metropolitan Transit Authority, 0.38%, 12/3/2009	13,250,000	13,250,000
Harris County, TX, Tax Anticipation Notes:
1.5%, 2/25/2010	110,000,000	110,395,873
2.0%, 2/25/2010	10,000,000	10,052,292
Houston, TX, Housing Finance Corp., Series 2110, 144A, AMT, 0.28%*, 12/1/2040	4,515,000	4,515,000
Houston, TX, Utility Systems Revenue, Series B1, 0.2%*, 5/15/2034, Bank of America NA, Bank of New York Mellon Corp., Dexia Credit Local and State Street Bank & Trust Co. (a)	6,700,000	6,700,000
Houston, TX, Water & Sewer System Revenue, Series 27TPZ, 144A, 0.26%*, 12/1/2028 (b)	14,100,000	14,100,000
Katy, TX, Independent School Building District, 0.2%*, 8/15/2033	8,700,000	8,700,000
Leander, TX, Independent School District, Series R-11662, 144A, 0.21%*, 8/15/2015	3,750,000	3,750,000
North Texas, Higher Education Authority, Inc., Student Loan Revenue, Series A, AMT, 0.35%*, 12/1/2038, Lloyds TSB Bank PLC (a)	2,600,000	2,600,000
Tarrant County, TX, Cultural Education Facilities Finance Corp. Revenue, Christus Health, Series C-5, 0.35%*, 7/1/2031, Compass Bank (a)	10,000,000	10,000,000
Tarrant County, TX, Cultural Education Facilities Finance Corp., Retirement Facilities, Northwest Senior Edgemere Project, Series B, 144A, 0.22%*, 11/15/2036, LaSalle Bank NA (a)	9,505,000	9,505,000
Texas, A&M University Revenues, Financing Systems, Series C, 2.0%, 5/15/2010 (c)	6,620,000	6,676,005
Texas, BB&T Municipal Trust, Series 2008-57, 144A, 0.21%*, 12/1/2019, Branch Banking & Trust (a) (b)	18,145,000	18,145,000
Texas, Capital Area Housing Finance Corp., Cypress Creek at River Apartments, AMT, 0.3%*, 10/1/2039, Citibank NA (a)	11,000,000	11,000,000
Texas, Department of Housing, Series 2008-3022X, 144A, AMT, 0.41%*, 9/1/2032	6,600,000	6,600,000
Texas, North East Independent School District, "A", 144A, 0.21%*, 8/1/2037	8,935,000	8,935,000
Texas, Northside Independent School District, School Building, 1.2%*, Mandatory Put 6/1/2010 @ 100, 6/1/2037	28,260,000	28,260,000
Texas, RBC Municipal Products, Inc. Trust, Series L-46, 144A, AMT, 0.35%*, 12/1/2034, Royal Bank of Canada (a)	52,995,000	52,995,000
Texas, State Department of Housing & Community Affairs, Multi-Family Housing Revenue, Series 2108, 144A, AMT, 0.28%*, 6/20/2047	3,375,000	3,375,000
Texas, State Tax & Revenue Anticipation Notes, 2.5%, 8/31/2010	111,000,000	112,876,095
Texas, State Transportation Commission Revenue, First Tier, Series A, 5.0%, 4/1/2010	5,000,000	5,090,001
Texas, State Veteran Housing Assistance Fund II, Series A, AMT, 0.26%*, 12/1/2038	17,590,000	17,590,000
Texas, University of Houston, Series 2008-3315, 144A, 0.31%*, 2/15/2033 (b)	9,335,000	9,335,000
Texas, University of Houston, Tax Exempt Revenues, 0.47%, 1/7/2010	7,100,000	7,100,000
Texas, University of Texas Systems Revenue:
Series A, 0.22%, 11/16/2009	20,000,000	20,000,000
Series F, 0.3%, 12/7/2009	20,000,000	20,000,000
Series A, 0.3%, 1/7/2010	19,500,000	19,500,000
Travis County, TX, Health Facilities Development Corp., Retirement Facilities Revenue, Longhorn Village Project, Series B, 0.25%*, 7/1/2037, Bank of Scotland (a)	10,500,000	10,500,000
Tyler, TX, Independent School District, School Building, Series A, 0.5%*, 2/15/2025	22,000,000	22,000,000
Weslaco, TX, Health Facilities Development, Knapp Medical Center, Series A, 0.75%*, 6/1/2038, Compass Bank (a)	4,775,000	4,775,000
		667,355,294
Utah 2.2%
Utah, Housing Corp., Series 2008-3300, 144A, AMT, 0.41%*, 1/1/2039	5,000,000	5,000,000
Utah, Housing Corp., Single Family Mortgage Revenue:
Series 3, 0.5%*, Mandatory Put 12/18/2009 @ 100, 7/1/2040	8,000,000	8,000,000
Series 4, AMT, 0.6%*, Mandatory Put 12/18/2009 @ 100, 7/1/2035	3,250,000	3,250,000
Utah, Transportation Authority Revenue, Series 2008-3045X, 144A, 0.31%*, 6/15/2036 (b)	2,500,000	2,500,000
Utah, Water Finance Agency Revenue, Series B-3, 0.29%*, 7/1/2036	38,800,000	38,800,000
Utah, Water Finance Agency Revenue, Series B-1, 0.29%*, 10/1/2037	28,565,000	28,565,000
		86,115,000
Virginia 2.8%
Norfolk, VA, Bond Anticipation Notes, Series C, 1.25%, 3/1/2010	44,710,000	44,835,062
Norfolk, VA, State General Obligation, 0.2%*, 8/1/2037	11,640,000	11,640,000
Virginia, College Building Authority, Educational Facilities Revenue, University of Richmond:
Series A, 0.8%*, Mandatory Put 3/1/2010 @ 100, 2/26/2039	10,500,000	10,500,000
Series B, 0.8%*, Mandatory Put 2/1/2010 @ 100, 2/26/2039	4,000,000	4,000,000
Virginia, RBC Municipal Products, Inc. Trust:
Series C-2, 144A, AMT, 0.38%*, 1/1/2014, Royal Bank of Canada (a)	9,455,000	9,455,000
Series C-8, 144A, AMT, 0.38%*, 9/1/2039, Royal Bank of Canada (a)	25,665,000	25,665,000
Winchester, VA, Industrial Development Authority, Residential Care Facility Revenue, Westminster Cantenbury, Series B, 0.26%*, 1/1/2035, Branch Banking & Trust (a)	2,900,000	2,900,000
		108,995,062
Washington 1.2%
Seattle, WA, Water Systems Revenue, Series 2170, 144A, 0.21%*, 2/1/2031 (b)	2,530,000	2,530,000
Washington, State Economic Development Finance Authority, Solid Waste Disposal Revenue, Waste Management, Inc. Project, Series D, AMT, 0.3%*, 7/1/2030, JPMorgan Chase Bank (a)	8,000,000	8,000,000
Washington, State General Obligation:
Series 2599, 144A, 0.2%*, 1/1/2016	4,505,000	4,505,000
Series 3087, 144A, 0.2%*, 7/1/2016	5,055,000	5,055,000
Series R-11477, 0.21%*, 7/1/2014 (b)	5,445,000	5,445,000
Washington, State Higher Education Facilities Authority Revenue, Seattle University Project, Series A, 0.24%*, 5/1/2028, US Bank NA (a)	9,255,000	9,255,000
Washington, State Housing Finance Commission, Multi-Family Housing Revenue, Vintage Silverdale, Series A, AMT, 0.3%*, 9/15/2039	4,000,000	4,000,000
Washington, Wells Fargo Stage Trust, Series 21C, 144A, 0.2%*, 12/1/2037	10,400,000	10,400,000
		49,190,000
West Virginia 0.7%
West Virginia, Public Energy Authority Revenue, Morgantown Associates Project, AMT, 1.55%*, 7/1/2017, Dexia Credit Local (a)	15,000,000	15,000,000
West Virginia, State Hospital Finance Authority Revenue, Cabell Huntington Hospital, Series A, 0.23%*, 1/1/2034, Branch Banking & Trust (a)	13,480,000	13,480,000
		28,480,000
Wisconsin 5.6%
Appleton, WI, Redevelopment Authority Revenue, Fox Cities Performing Arts Center, Inc., Series B, 0.3%*, 6/1/2036, JPMorgan Chase Bank (a)	18,400,000	18,400,000
Ladysmith, WI, Industrial Development Revenue, Indeck Ladysmith LLC Project, Series A, 0.27%*, 8/1/2027, Wells Fargo Bank NA (a)	10,000,000	10,000,000
Milwaukee, WI, General Obligation:
Series V8, 0.26%*, 2/1/2025	2,700,000	2,700,000
Series 2009-R3, 1.25%, 12/17/2009	50,000,000	50,050,746
Series 2009-R3, 1.5%, 12/17/2009	66,000,000	66,086,863
Plymouth, WI, Industrial Development Revenue, Masters Gallery Foods, Series A, AMT, 0.37%*, 5/1/2038, Wells Fargo Bank NA (a)	5,300,000	5,300,000
Racine, WI, Solid Waste Disposal Revenue, Republic Services Project, 0.3%*, 11/1/2037, JPMorgan Chase Bank (a)	5,000,000	5,000,000
University of Wisconsin, Hospitals & Clinics Authority Revenue, Series A, 0.2%*, 4/1/2032, US Bank NA (a)	4,870,000	4,870,000
Whitewater, WI, Industrial Development Revenue, MacLean-Fogg Co. Project, AMT, 0.4%*, 12/1/2009, Bank of America NA (a)	3,000,000	3,000,000
Wisconsin, Clipper Tax-Exempt Certificates Trust, Certificate of Participation, Series 2009-36, 144A, 0.31%*, 5/1/2020	6,755,000	6,755,000
Wisconsin, State Operating Notes, 2.5%, 6/15/2010	50,000,000	50,620,367
		222,782,976
Wyoming 1.4%
Platte County, WY, Pollution Control Revenue, Tri-State Generation & Transmission Association, Inc., Series A, 0.7%*, 7/1/2014, National Rural Utilities Cooperative Finance Corp. (a)	1,100,000	1,100,000
Sweetwater County, WY, Pollution Control Revenue, 0.35%, 11/5/2009	13,175,000	13,175,000
Wyoming, Student Loan Corp. Revenue, Series A-3, AMT, 0.29%*, 12/1/2043, Royal Bank of Canada (a)	40,000,000	40,000,000
		54,275,000
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $3,958,308,994)+	100.4	3,958,308,994
Other Assets and Liabilities, Net	(0.4)	(15,922,831)
Net Assets	100.0	3,942,386,163

* Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rates as of October 31, 2009.

+ The cost for federal income tax purposes was $3,958,308,994.

(a) The security incorporates a letter of credit from the bank listed.

(b) Bond is insured by the following company:

Insurance Coverage	As a % of Total Investment Portfolio
Ambac Financial Group, Inc.	0.7
Assured Guaranty Corp.	0.2
Financial Security Assurance, Inc.	1.8
National Public Finance Guarantee Corp.	0.1

Many insurers who have traditionally guaranteed payment of municipal issues have been downgraded by the major rating agencies.

(c) When-issued securities

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AMT: Subject to alternative minimum tax

FSB: Federal Savings Bank

Prerefunded: bonds which are prerefunded are collateralized usually by US Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

Fair Value Measurements

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Most securities held by a money market fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of October 31, 2009 in valuing the Portfolio's investments. For information on the Portfolio's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to the Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Municipal Investments (d)	$ —	$ 3,958,308,994	$ —	$ 3,958,308,994
Total	$ —	$ 3,958,308,994	$ —	$ 3,958,308,994

(d) See Investment Portfolio for additional detailed categorizations.

The accompanying notes are an integral part of the financial statements.

Financial Statements

Tax-Exempt Portfolio

Statement of Assets and Liabilities as of October 31, 2009 (Unaudited)
Assets	Tax-Exempt Portfolio
Investments in securities, valued at amortized cost	$ 3,958,308,994
Receivable for investments sold	5,056,233
Receivable for Portfolio shares sold	971,366
Interest receivable	8,542,816
Due from Advisor	15,164
Other assets	112,136
Total assets	3,973,006,709
Liabilities
Cash overdraft	4,364,358
Payable for investments purchased	8,700,000
Payable for when-issued securities purchased	14,692,965
Payable for Portfolio shares redeemed	1,194,141
Distributions payable	117,592
Accrued management fee	271,228
Other accrued expenses and payables	1,280,262
Total liabilities	30,620,546
Net assets, at value	$ 3,942,386,163
Net Assets Consist of
Undistributed net investment income	698,315
Accumulated net realized gain (loss)	39,386
Paid-in capital	3,941,648,462
Net assets, at value	$ 3,942,386,163

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities as of October 31, 2009 (Unaudited) (continued)
Net Asset Value	Tax-Exempt Portfolio

Capital Assets Funds Shares

Net Asset Value, offering and redemption price per share ($20,930,657 ÷ 20,925,459 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)

$ 1.00

Davidson Cash Equivalent Shares

Net Asset Value, offering and redemption price per share ($76,184,811 ÷ 76,162,181 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)

$ 1.00

DWS Tax-Exempt Cash Institutional Shares

Net Asset Value, offering and redemption price per share ($2,397,700,493 ÷ 2,397,341,613 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)

$ 1.00

DWS Tax-Exempt Money Fund

Net Asset Value, offering and redemption price per share ($472,855,196 ÷ 472,664,236 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)

$ 1.00

DWS Tax-Free Money Fund Class S

Net Asset Value, offering and redemption price per share ($147,268,958 ÷ 147,053,247 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)

$ 1.00

Premier Money Market Shares

Net Asset Value, offering and redemption price per share ($29,356,454 ÷ 29,351,974 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)

$ 1.00
Service Shares Net Asset Value, offering and redemption price per share ($58,901,958 ÷ 58,884,818 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$ 1.00

Tax-Exempt Cash Managed Shares

Net Asset Value, offering and redemption price per share ($255,314,128 ÷ 255,261,073 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)

$ 1.00

Tax-Free Investment Class

Net Asset Value, offering and redemption price per share ($483,873,508 ÷ 483,804,785 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)

$ 1.00

The accompanying notes are an integral part of the financial statements.

Statement of Operations for the six months ended October 31, 2009 (Unaudited)
Investment Income	Tax-Exempt Portfolio
Income: Interest	$ 11,869,806
Expenses: Management fee	1,158,164
Services to shareholders	1,500,087
Administration fee	2,112,756
Custodian fee	60,820
Distribution and service fees	2,510,599
Professional fees	64,874
Trustees' fees and expenses	54,848
Reports to shareholders	116,869
Registration fees	87,246
Temporary guarantee program participation fee	610,785
Other	120,792
Total expenses before expense reductions	8,397,840
Expense reductions	(1,337,257)
Total expenses after expense reductions	7,060,583
Net investment income	4,809,223
Net realized gain (loss) from investments	39,386
Net increase (decrease) in net assets resulting from operations	$ 4,848,609

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets	Tax-Exempt Portfolio
Increase (Decrease) in Net Assets	Six Months Ended October 31, 2009 (Unaudited)	Year Ended April 30, 2009
Operations: Net investment income	$ 4,809,223	$ 58,603,310
Net realized gain (loss)	39,386	192,457
Net increase in net assets resulting from operations	4,848,609	58,795,767
Distributions to shareholders from: Net investment income: Capital Assets Funds Shares	(1,062)	(131,190)
Davidson Cash Equivalent Shares	(4,973)	(719,122)
DWS Tax-Exempt Cash Institutional Shares	(3,762,832)	(30,748,714)
DWS Tax-Exempt Money Fund	(812,767)	(8,765,409)
DWS Tax-Free Money Fund Class S	(231,152)	(2,574,843)
Premier Money Market Shares	(23,352)	(4,688,219)
Service Shares	(3,207)	(632,154)
Tax-Exempt Cash Managed Shares	(147,681)	(2,987,177)
Tax-Free Investment Class	(175,884)	(7,262,264)
Total distributions	(5,162,910)	(58,509,092)
Portfolio share transactions: Proceeds from shares sold	5,217,128,639	9,140,219,601
Reinvestment of distributions	3,947,296	48,514,962
Cost of shares redeemed	(5,125,123,801)	(9,257,262,435)
Net increase (decrease) in net assets from Portfolio share transactions	95,952,134	(68,527,872)
Increase (decrease) in net assets	95,637,833	(68,241,197)
Net assets at beginning of period	3,846,748,330	3,914,989,527
Net assets at end of period (including undistributed net investment income of $698,315 and $1,052,002, respectively)	$ 3,942,386,163	$ 3,846,748,330

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Tax-Exempt Portfolio Tax-Free Investment Class
Years Ended April 30,	2009[a]	2009	2008	2007[b]
Selected Per Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net investment income	.000***	.011	.027	.004
Less distributions from net investment income	(.000)***	(.011)	(.027)	(.004)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return (%)	.03c**	1.15	2.78[c]	.37**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	484	570	572	526
Ratio of expenses before expense reductions (%)	.62*	.63	.62	.59*
Ratio of expenses after expense reductions (%)	.54*	.63	.61	.59*
Ratio of net investment income (%)	.02*	1.16	2.71	3.13*

[a] For the six months ended October 31, 2009 (Unaudited).

[b] For the period from March 19, 2007 (commencement of operations) to April 30, 2007.

[c] Total return would have been lower had certain expenses not been reduced.

* Annualized

** Not annualized

*** Amount is less than $.0005.

Notes to Financial Statements (Unaudited)

1. Organization and Significant Accounting Policies

Cash Account Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment management company organized as a Massachusetts business trust.

The Trust offers three portfolios: Money Market Portfolio, Government & Agency Securities Portfolio and Tax-Exempt Portfolio (the "Portfolios"). The financial statements of Government & Agency Securities Portfolio and Money Market Portfolio are presented in separate annual reports.

Tax-Exempt Portfolio (the "Portfolio") offers nine classes of shares: Capital Assets Funds Shares, Davidson Cash Equivalent Shares, DWS Tax-Exempt Cash Institutional Shares, DWS Tax-Exempt Money Fund, DWS Tax-Free Money Fund Class S, Premier Money Market Shares, Service Shares, Tax-Exempt Cash Managed Shares and Tax-Free Investment Class.

The financial highlights for all classes of shares, other than Tax-Free Investment Class, are provided separately and are available upon request.

The Portfolio's investment income, realized and unrealized gains and losses, and certain Portfolio-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares of that Portfolio, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Trust have equal rights with respect to voting subject to class-specific arrangements.

The Portfolio's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Portfolio in the preparation of its financial statements.

Security Valuation. Portfolio securities are valued utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under this method, which does not take into account unrealized gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization rate to maturity of any discount or premium.

Federal Income Taxes. The Portfolio's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies and to distribute all of its taxable and tax-exempt income to its shareholders.

The Portfolio has reviewed the tax positions for the open tax years as of April 30, 2009 and has determined that no provision for income tax is required in the Portfolio's financial statements. The Portfolio's federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income. Net investment income of the Portfolio is declared as a daily dividend and is distributed to shareholders monthly. The Portfolio may take into account capital gains and losses in its daily dividend declarations. The Portfolio may also make additional distributions for tax purposes if necessary.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax basis differences will reverse in a subsequent period. There were no significant book-to-tax differences for the Portfolio.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Expenses. Expenses of the Trust arising in connection with a specific Portfolio are allocated to that Portfolio. Other Trust expenses which cannot be directly attributed to a Portfolio are apportioned pro rata on the basis of relative net assets among the Portfolios in the Trust.

Contingencies. In the normal course of business, the Portfolio may enter into contracts with service providers that contain general indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet been made. However, based on experience, the Portfolio expects the risk of loss to be remote.

Other. Investment transactions are accounted for on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All premiums and discounts are amortized/accreted for both tax and financial reporting purposes.

2. Related Parties

Management Agreement. Under an Amended and Restated Investment Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor directs the investments of the Trust in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Portfolio.

In addition, the Portfolio pays a monthly management fee based on the combined average daily net assets of the Portfolios and allocated to each Portfolio based on relative net assets, computed and accrued daily and payable monthly, at the following annual rates:

First $500 million of the Portfolios' combined average daily net assets	.120%
Next $500 million of such net assets	.100%
Next $1 billion of such net assets	.075%
Next $1 billion of such net assets	.060%
Over $3 billion of such net assets	.050%

Accordingly, for the six months ended October 31, 2009, the Portfolio incurred a management fee equivalent to the following annualized effective rate of the Portfolio's average daily net assets:

Annualized Effective Rate
Tax-Exempt Portfolio	.06%

For the period from May 1, 2009 through March 18, 2010, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the Tax-Free Investment Class to the extent necessary to maintain the operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) at 0.72%.

The Advisor also has agreed to maintain expenses of certain other classes of the Trust. These rates are disclosed in the respective share classes' semiannual reports that are provided separately and are available upon request.

In addition, the Advisor has agreed to voluntarily waive additional expenses. The waiver may be changed or terminated at any time without notice. Under these arrangements, the Advisor waived certain expenses on Tax Free Investment Class Shares.

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Portfolio. For all services provided under the Administrative Services Agreement, the Portfolio pays the Advisor an annual fee ("Administration Fee") of 0.10% of the Portfolio's average daily net assets, computed and accrued daily and payable monthly. For the six months ended October 31, 2009, the Administration Fee was as follows:

	Administration Fee	Unpaid at October 31, 2009
Tax-Exempt Portfolio	$ 2,112,756	$ 356,796

Service Provider Fees. DWS Investments Service Company ("DISC"), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Portfolio. Pursuant to a sub-transfer agency agreement between DISC and DST Systems, Inc. ("DST"), DISC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DISC compensates DST out of the shareholder servicing fee it receives from the Portfolio. For the six months ended October 31, 2009, the amounts charged to the Portfolio by DISC were as follows:

Tax-Exempt Portfolio:	Total Aggregated	Waived	Unpaid at October 31, 2009
Capital Assets Funds Shares	$ 26,071	$ —	$ 7,990
Davidson Cash Equivalent Shares	53,582	—	18,335
DWS Tax-Exempt Cash Institutional Shares	197,730	6,142	107,822
DWS Tax-Exempt Money Fund	92,615	—	28,810
DWS Tax-Free Money Fund Class S	59,317	—	12,913
Premier Money Market Shares	516,482	—	138,141
Service Shares	80,662	—	21,294
Tax-Exempt Cash Managed Shares	124,628	—	61,788
Tax-Free Investment Class	171,104	—	64,975

Distribution Service Agreement. Under the Distribution Service Agreement, in accordance with Rule 12b-1 under the 1940 Act, DWS Investments Distributors, Inc. ("DIDI"), an affiliate of the Advisor, receives a fee ("Distribution Fee"), calculated as a percentage of average daily net assets for the shares listed in the following table.

For the six months ended October 31, 2009, the Distribution Fee was as follows:

Tax-Exempt Portfolio:	Distribution Fee	Waived	Unpaid at October 31, 2009	Annualized Effective Rate	Contractual Rate (Up To)
Capital Assets Funds Shares	$ 34,281	$ 34,281	$ —	.00%	.33%
Davidson Cash Equivalent Shares	107,164	107,164	—	.00%	.30%
Premier Money Market Shares	512,571	512,571	—	.00%	.25%
Service Shares	192,878	158,788	—	.11%	.60%
Tax-Free Investment Class	658,469	211,274	20,986.17%		.25%

In addition, DIDI provides information and administrative services for a fee ("Service Fee") for the shares listed in the following table. A portion of these fees may be paid pursuant to a Rule 12b-1 plan.

For the six months ended October 31, 2009, the Service Fee was as follows:

Tax-Exempt Portfolio:	Service Fee	Waived	Unpaid at October 31, 2009	Annualized Effective Rate	Contractual Rate (Up To)
Capital Assets Funds Shares	$ 25,971	$ 13,651	$ —	.12%	.25%
Davidson Cash Equivalent Shares	89,304	19,016	3,897.20%		.25%
Premier Money Market Shares	512,571	261,650	—	.12%	.25%
Tax-Exempt Cash Managed Shares	193,019	12,720	27,680.14%		.15%
Tax-Free Investment Class	184,371	—	29,740.07%		.25%

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory filing services to the Portfolio. For the six months ended October 31, 2009, the amount charged to the Portfolio by DIMA included in the Statement of Operations under "reports to shareholders" was as follows:

	Total Aggregated	Unpaid at October 31, 2009
Tax-Exempt Portfolio	$ 52,735	$ 26,327

Trustees' Fees and Expenses. The Portfolio paid each Trustee not affiliated with the Advisor retainer fees plus specified amounts for various committee services and for the Board Chairperson.

3. Line of Credit

The Portfolio and other affiliated funds (the "Participants") share in a $450 million revolving credit facility provided by a syndication of banks. The Portfolio may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus if LIBOR exceeds the Federal Funds Rate the amount of such excess. The Portfolio may borrow up to a maximum of 33 percent of its net assets under the agreement.

4. Share Transactions

The following table summarizes share and dollar activity in the Portfolio:

Tax-Exempt Portfolio

	Six Months Ended October 31, 2009		Year Ended April 30, 2009
	Shares	Dollars	Shares	Dollars
Shares sold
Capital Assets Funds Shares	28,662,744	$ 28,662,744	79,493,892	$ 79,493,892
Davidson Cash Equivalent Shares	69,569,602	69,569,602	151,063,774	151,063,774
DWS Tax-Exempt Cash Institutional Shares	4,183,780,623	4,183,780,623	6,186,309,066	6,186,309,066
DWS Tax-Exempt Money Fund	96,893,389	96,893,389	338,176,298	338,176,298
DWS Tax-Free Money Fund Class S	18,437,802	18,437,802	84,159,884	84,159,884
Premier Money Market Shares	93,467,834	93,467,834	660,659,717	660,659,717
Service Shares	188,657,496	188,657,496	290,159,727	290,159,727
Tax-Exempt Cash Managed Shares	307,122,302	307,122,302	424,013,253	424,013,253
Tax-Free Investment Class	230,536,847	230,536,847	926,183,990	926,183,990
		$ 5,217,128,639		$ 9,140,219,601
Shares issued to shareholders in reinvestment of distributions
Capital Assets Funds Shares	1,068	$ 1,068	131,190	$ 131,190
Davidson Cash Equivalent Shares	4,994	4,994	719,122	719,122
DWS Tax-Exempt Cash Institutional Shares	2,726,893	2,726,893	24,227,076	24,227,076
DWS Tax-Exempt Money Fund	800,177	800,177	8,598,632	8,598,632
DWS Tax-Free Money Fund Class S	216,372	216,372	2,354,231	2,354,231
Premier Money Market Shares	21,598	21,598	4,686,316	4,686,316
Service Shares	3,224	3,224	631,996	631,996
Tax-Exempt Cash Managed Shares	824	824	7,108	7,108
Tax-Free Investment Class	172,146	172,146	7,159,291	7,159,291
		$ 3,947,296		$ 48,514,962
Shares redeemed
Capital Assets Funds Shares	(33,617,769)	$ (33,617,769)	(70,653,607)	$ (70,653,607)
Davidson Cash Equivalent Shares	(60,688,543)	(60,688,543)	(159,294,305)	(159,294,305)
DWS Tax-Exempt Cash Institutional Shares	(3,558,920,798)	(3,558,920,798)	(6,191,135,664)	(6,191,135,664)
DWS Tax-Exempt Money Fund	(127,988,624)	(127,988,624)	(429,364,999)	(429,364,999)
DWS Tax-Free Money Fund Class S	(35,672,052)	(35,672,052)	(89,363,582)	(89,363,582)
Premier Money Market Shares	(555,392,961)	(555,392,961)	(595,742,429)	(595,742,429)
Service Shares	(191,511,694)	(191,511,694)	(305,003,326)	(305,003,326)
Tax-Exempt Cash Managed Shares	(244,620,655)	(244,620,655)	(481,653,287)	(481,653,287)
Tax-Free Investment Class	(316,710,705)	(316,710,705)	(935,051,236)	(935,051,236)
		$ (5,125,123,801)		$ (9,257,262,435)
Net increase (decrease)
Capital Assets Funds Shares	(4,953,957)	$ (4,953,957)	8,971,475	$ 8,971,475
Davidson Cash Equivalent Shares	8,886,053	8,886,053	(7,511,409)	(7,511,409)
DWS Tax-Exempt Cash Institutional Shares	627,586,718	627,586,718	19,400,478	19,400,478
DWS Tax-Exempt Money Fund	(30,295,058)	(30,295,058)	(82,590,069)	(82,590,069)
DWS Tax-Free Money Fund Class S	(17,017,878)	(17,017,878)	(2,849,467)	(2,849,467)
Premier Money Market Shares	(461,903,529)	(461,903,529)	69,603,604	69,603,604
Service Shares	(2,850,974)	(2,850,974)	(14,211,603)	(14,211,603)
Tax-Exempt Cash Managed Shares	62,502,471	62,502,471	(57,632,926)	(57,632,926)
Tax-Free Investment Class	(86,001,712)	(86,001,712)	(1,707,955)	(1,707,955)
		$ 95,952,134		$ (68,527,872)

5. Participation in the Treasury's Temporary Guarantee Program

The Portfolio participated in the Temporary Guarantee Program for Money Market Funds (the "Program") established by the U.S. Department of the Treasury (the "Treasury"). The Program was teminated on September 18, 2009.

The Portfolio paid the expenses of participating in the Program. The expense was determined by the product of (i) the number of shares outstanding of each class as of September 19, 2008 valued at $1.00; and (ii) the applicable Program participation fee rate, which was based upon the market-based net asset value outstanding of each share class as of September 19, 2008. For the initial period ending December 18, 2008, the Program participation fee was equal to 0.010%. For the coverage under the Program beginning on December 19, 2008 and ending on April 30, 2009, the Program participation fee was equal to 0.015%. For the coverage under the Program beginning on May 1, 2009 and ending September 18, 2009, the Program participation fee was equal to 0.015%. This expense was being amortized over the length of the participation in the Program and is included in "Temporary guarantee program participation fee" on the Statement of Operations. For the period from May 1, 2009 through September 18, 2009, the Portfolio accrued $610,785. This expense was born by the Portfolio without regard to any expense limitation currently in effect for the Portfolio.

Neither the Portfolio nor Deutsche Investment Management Americas Inc., the Portfolio's investment advisor, are in any manner approved, endorsed, sponsored or authorized by the Treasury.

6. Review for Subsequent Events

Management has reviewed the events and transactions from November 1, 2009 through December 22, 2009, the date the financial statements were available to be issued for subsequent events and has determined that there were no material events that would require disclosure in the Portfolio's financial statements through this date.

Investment Management Agreement Approval

The Board of Trustees, including the Independent Trustees, approved the renewal of your Fund's investment management agreement (the "Agreement") with Deutsche Investment Management Americas Inc. ("DWS") in September 2009.

In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:

• In September 2009, all but one of the Fund's Trustees were independent of DWS and its affiliates.

• The Trustees meet frequently to discuss fund matters. Each year, the Trustees dedicate substantial time to contract review matters. Over the course of several months, the Board's Contract Committee, in coordination with the Board's Fixed Income and Quant Oversight Committee, reviewed comprehensive materials received from DWS, independent third parties and independent counsel. These materials included an analysis of the Fund's performance, fees and expenses and profitability compiled by the Fund's independent fee consultant. The Board also received extensive information throughout the year regarding performance of the Fund.

• The Independent Trustees regularly meet privately with their independent counsel to discuss contract review and other matters. In addition, the Independent Trustees were also advised by the Fund's independent fee consultant in the course of their review of the Fund's contractual arrangements and considered a comprehensive report prepared by the independent fee consultant in connection with their deliberations (the "IFC Report").

• In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund's Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.

• Based on its evaluation of the information provided, the Contract Committee presented its findings and recommendations to the Independent Trustees as a group. The Independent Trustees reviewed the Contract Committee's findings and recommendations and presented their recommendations to the full Board.

In connection with the contract review process, the Contract Committee and the Board considered the factors discussed below, among others. The Board also considered that DWS and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DWS managed the Fund, and that the Agreement was approved by the Fund's shareholders. DWS is part of Deutsche Bank, a major global banking institution that is engaged in a wide range of financial services. The Board believes that there are significant advantages to being part of a global asset management business that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts with research capabilities in many countries throughout the world.

While shareholders may focus primarily on fund performance and fees, the Fund's Board considers these and many other factors, including the quality and integrity of DWS's personnel and such other issues as back-office operations, fund valuations and compliance policies and procedures.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DWS provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DWS provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel, the resources made available to such personnel, the ability of DWS to attract and retain high-quality personnel and the organizational depth and stability of DWS. The Board reviewed the Fund's performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including a peer universe compiled by the independent fee consultant using information supplied by iMoneyNet Inc. ("iMoneyNet"). The Board also noted that it has put into place a process of identifying "Focus Funds" (e.g., funds performing poorly relative to their benchmark or a peer universe compiled by iMoneyNet), and receives more frequent reporting and information from DWS regarding such funds, along with DWS's remedial plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that for the one- and three- year periods ended December 31, 2008, the Fund's gross performance (DWS Tax-Exempt Cash Institutional Shares) was in the 2nd quartile of the applicable iMoneyNet universe (the 1st quartile being the best performers and the 4th quartile being the worst performers).

On the basis of this evaluation and the ongoing review of investment results by the Board, the Board concluded that the nature, quality and extent of services provided by DWS historically have been and continue to be satisfactory.

Fees and Expenses. The Board considered the Fund's investment management fee schedule, operating expenses, and total expense ratios, and comparative information provided by Lipper Inc. ("Lipper") and the independent fee consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include the 0.10% fee paid to DWS under the Fund's administrative services agreement, were lower than the median (1st quartile) of the applicable Lipper peer group (based on Lipper data provided as of December 31, 2008). The Board also reviewed data comparing each share class's total (net) operating expenses to the applicable Lipper expense universe. The Board also noted that the expense limitations agreed to by DWS helped to ensure that the Fund's total (net) operating expenses would remain competitive.

The information considered by the Board as part of their review of management fees included information regarding fees charged by DWS and its affiliates to similar institutional accounts and to similar funds managed by the same portfolio management teams but offered primarily to European investors ("DWS Europe funds"), in each case as applicable. The Board observed that advisory fee rates for institutional accounts generally were lower than the management fees charged by similarly managed DWS US Mutual Funds ("DWS Funds"), but also took note of the differences in services provided to DWS Funds as compared to institutional accounts. In the case of DWS Europe funds, the Board observed that fee rates for DWS Europe funds generally were higher than for similarly managed DWS Funds, but noted that differences in the types of services provided to DWS Funds relative to DWS Europe funds made it difficult to compare such fees.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DWS.

Profitability. The Board reviewed detailed information regarding revenues received by DWS under the Agreement. The Board considered the estimated costs and pre-tax profits realized by DWS from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DWS and its affiliates with respect to all fund services in totality and by fund. The Board reviewed DWS's methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DWS in connection with the management of the Fund were not unreasonable. The Board also reviewed information regarding the profitability of certain similar investment management firms. The Board noted that while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DWS and its affiliates' overall profitability with respect to the DWS fund complex (after taking into account distribution and other services provided to the funds by DWS and its affiliates) was lower than the overall profitability levels of many comparable firms for which such data was available.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund's management fee schedule includes fee breakpoints. The Board concluded that the Fund's fee schedule represents an appropriate sharing between the Fund and DWS of such economies of scale as may exist in the management of the Fund at current asset levels.

Other Benefits to DWS and Its Affiliates. The Board also considered the character and amount of other incidental benefits received by DWS and its affiliates, including any fees received by DWS for administrative services provided to the Fund and any fees received by an affiliate of DWS for distribution services. The Board also considered benefits to DWS related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities, along with the incidental public relations benefits to DWS related to DWS Funds advertising and cross-selling opportunities among DWS products and services. The Board concluded that management fees were reasonable in light of these fallout benefits.

Compliance. The Board considered the significant attention and resources dedicated by DWS to documenting and enhancing its compliance processes in recent years. The Board noted in particular (i) the experience and seniority of both DWS's chief compliance officer and the Fund's chief compliance officer; (ii) the large number of DWS compliance personnel; and (iii) the substantial commitment of resources by DWS and its affiliates to compliance matters.

Based on all of the information considered and the conclusions reached, the Board unanimously (including the Independent Trustees) determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and their counsel present. It is possible that individual Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.

Summary of Management Fee Evaluation by Independent Fee Consultant

October 9, 2009, As Revised November 20, 2009

Pursuant to an Order entered into by Deutsche Investment Management Americas and affiliates (collectively, "DeAM") with the Attorney General of New York, I, Thomas H. Mack, have been appointed the Independent Fee Consultant for the DWS Funds (formerly the DWS Scudder Funds). My duties include preparing an annual written evaluation of the management fees DeAM charges the Funds, considering among other factors the management fees charged by other mutual fund companies for like services, management fees DeAM charges other clients for like services, DeAM's costs of supplying services under the management agreements and related profit margins, possible economies of scale if a Fund grows larger, and the nature and quality of DeAM's services, including fund performance. This report summarizes my evaluation for 2009, including my qualifications, the evaluation process for each of the DWS Funds, consideration of certain complex-level factors, and my conclusions. I served in substantially the same capacity in 2007 and 2008.

Qualifications

For more than 35 years I have served in various professional capacities within the investment management business. I have held investment analysis and advisory positions, including securities analyst, portfolio strategist and director of investment policy with a large investment firm. I have also performed business management functions, including business development, financial management and marketing research and analysis.

Since 1991, I have been an independent consultant within the asset management industry. I have provided services to over 125 client organizations, including investment managers, mutual fund boards, product distributors and related organizations. Over the past ten years I have completed a number of assignments for mutual fund boards, specifically including assisting boards with management contract renewal.

I hold a Master of Business Administration degree, with highest honors, from Harvard University and Master of Science and Bachelor of Science (highest honors) degrees from the University of California at Berkeley. I am an independent director and audit committee financial expert for two closed-end mutual funds and serve in various leadership and financial oversight capacities with non-profit organizations.

Evaluation of Fees for each DWS Fund

My work focused primarily on evaluating, fund-by-fund, the fees charged to each of the 124 publicly offered Fund portfolios in the DWS Fund family. For each Fund, I considered each of the key factors mentioned above, as well as any other relevant information. In doing so I worked closely with the Funds' Independent Directors in their annual contract renewal process, as well as in their approval of contracts for several new funds (documented separately).

In evaluating each Fund's fees, I reviewed comprehensive materials provided by or on behalf of DeAM, including expense information prepared by Lipper Analytical, comparative performance information, profitability data, manager histories, and other materials. I also accessed certain additional information from the Lipper, Strategic Insight, and Morningstar databases and drew on my industry knowledge and experience.

To facilitate evaluating this considerable body of information, I prepared for each Fund a document summarizing the key data elements in each area as well as additional analytics discussed below. This made it possible to consider each key data element in the context of the others.

In the course of contract renewal, DeAM agreed to implement a number of fee and expense adjustments requested by the Independent Directors which will favorably impact future fees and expenses, and my evaluation includes the effects of these changes.

Fees and Expenses Compared with Other Funds

The competitive fee and expense evaluation for each fund focused on two primary comparisons:

The Fund's contractual management fee (the advisory fee plus the administration fee where applicable) compared with those of a group of typically 12-15 funds in the same Lipper investment category (e.g. Large Capitalization Growth) having similar distribution arrangements and being of similar size.

The Fund's total expenses compared with a broader universe of funds from the same Lipper investment category and having similar distribution arrangements.

These two comparisons provide a view of not only the level of the fee compared with funds of similar scale but also the total expense the Fund bears for all the services it receives, in comparison with the investment choices available in the Fund's investment category and distribution channel. The principal figure-of-merit used in these comparisons was the subject Fund's percentile ranking against peers.

DeAM's Fees for Similar Services to Others

DeAM provided management fee schedules for all of its US domiciled fund and non-fund investment management accounts in any of the investment categories where there is a DWS Fund. These similar products included the other DWS Funds, non-fund pooled accounts, institutional accounts and sub-advisory accounts. Using this information, I calculated for each Fund the fee that would be charged to each similar product, at the subject Fund's asset level.

Evaluating information regarding non-fund products is difficult because there are varying levels of services required for different types of accounts, with mutual funds generally requiring considerably more regulatory and administrative types of service as well as having more frequent cash flows than other types of accounts. Also, while mutual fund fees for similar fund products can be expected to be similar, there will be some differences due to different pricing conditions in different distribution channels (e.g. retail funds versus those used in variable insurance products), differences in underlying investment processes and other factors.

Costs and Profit Margins

DeAM provided a detailed profitability analysis for each Fund. After making some adjustments so that the presentation would be more comparable to the available industry figures, I reviewed profit margins from investment management alone, from investment management plus other fund services (excluding distribution) provided to the Funds by DeAM (principally shareholder services), and DeAM profits from all sources, including distribution. A later section comments on overall profitability.

Economies of Scale

Economies of scale — an expected decline in management cost per dollar of fund assets as fund assets grow — are very rarely quantified and documented because of inherent difficulties in collecting and analyzing relevant data. However, in virtually every investment category that I reviewed, larger funds tend to have lower fees and lower total expenses than smaller funds. To see how each DWS Fund compares with this industry observation, I reviewed:

The trend in Fund assets over the last five years and the accompanying trend in total expenses. This shows if the Fund has grown and, if so, whether total expense (management fees as well as other expenses) have declined as a percent of assets.

Whether the Fund has break-points in its management fee schedule, the extent of the fee reduction built into the schedule and the asset levels where the breaks take effect, and in the case of a sub-advised Fund how the Fund's break-points compare with those of the sub-advisory fee schedule.

How the Fund's contractual fee schedule compares with trends in the industry data. To accomplish this, I constructed a chart showing how actual latest-fiscal-year contractual fees of the Fund and of other similar funds relate to average fund assets, with the subject Fund's contractual fee schedule superimposed.

Quality of Service — Performance

The quality-of-service evaluation focused on investment performance, which is the principal result of the investment management service. Each Fund's performance was reviewed over the past 1, 3, 5 and 10 years, as applicable, and compared with that of other funds in the same investment category and with a suitable market index.

In addition, I calculated and reviewed risk-adjusted returns relative to an index of similar mutual funds' returns and a suitable market index. The risk-adjusted returns analysis provides a way of determining the extent to which the Fund's return comparisons are mainly the product of investment value-added (or lack thereof) or alternatively taking considerably more or less risk than is typical in its investment category.

I also received and considered the history of portfolio manager changes for each Fund, as this provided an important context for evaluating the performance results.

Complex-Level Considerations

While this evaluation was conducted mainly at the individual fund level, there are some issues relating to the reasonableness of fees that can alternatively be considered across the whole fund complex:

I reviewed DeAM's profitability analysis for all DWS Funds, with a view toward determining if the allocation procedures used were reasonable and how profit levels compared with public data for other investment managers.

I considered whether DeAM and affiliates receive any significant ancillary or "fall-out" benefits that should be considered in interpreting the direct profitability results. These would be situations where serving as the investment manager of the Funds is beneficial to another part of the Deutsche Bank organization.

I considered how aggregated DWS Fund expenses had varied over the years, by asset class and in the context of trends in asset levels.

I reviewed the structure of the DeAM organization, trends in staffing levels, and information on compensation of investment management and other professionals compared with industry data.

Findings

Based on the process and analysis discussed above, which included reviewing a wide range of information from management and external data sources and considering among other factors the fees DeAM charges other clients, the fees charged by other fund managers, DeAM's costs and profits associated with managing the Funds, economies of scale, possible fall-out benefits, and the nature and quality of services provided, in my opinion the management fees charged the DWS Funds are reasonable.

Thomas H. Mack

Privacy Statement

Dear Valued Client:

Your confidence is important to us. So we want to make sure you know our policies regarding the handling of our clients' private information. The following information is issued by DWS Investments Distributors, Inc., Deutsche Investment Management Americas Inc., DeAM Investor Services, Inc., DWS Trust Company and the DWS Funds.

We consider privacy fundamental to our client relationships and adhere to the policies and practices described below to protect current and former clients' information. We never sell customer lists or individual client information. Internal policies are in place to protect confidentiality, while allowing client needs to be served. Only individuals who need to do so in carrying out their job responsibilities may access client information. We maintain physical, electronic and procedural safeguards that comply with federal and state standards to protect confidentiality. These safeguards extend to all forms of interaction with us, including the Internet.

In the normal course of business, clients give us nonpublic personal information on applications and other forms, on our Web sites, and through transactions with us or our affiliates. Examples of the nonpublic personal information collected are name, address, Social Security number, and transaction and balance information. To be able to serve our clients, certain of this client information is shared with affiliated and nonaffiliated third-party service providers such as transfer agents, custodians and broker-dealers to assist us in processing transactions and servicing your account.

In addition, we may disclose the information we collect to companies that perform marketing services on our behalf or to other financial institutions with which we have joint marketing agreements. These organizations may only use client information for the purpose designated by the companies listed above. Additional requirements beyond federal law may be imposed by certain states. To the extent that these state laws apply, we will comply with them before we share information about you.

We may also disclose nonpublic personal information about you to other parties as required or permitted by law. For example, we are required to or may provide information to government entities or regulatory bodies in response to requests for information or subpoenas, to private litigants in certain circumstances, to law enforcement authorities, or any time we believe it necessary to protect the firm.

At any time, if you have questions about our policy, please write to us at:

DWS Investments
Attention: Correspondence — Chicago
P.O. Box 219415
Kansas City, MO 64121-9415 September 2009

Notes

Notes

Notes

Notes

Notes

Notes

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not Applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Chairman of the Board, P.O. Box 100176, Cape Coral, FL 33910.

ITEM 11.	CONTROLS AND PROCEDURES

(a)        The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)       There have been no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	EXHIBITS

(a)(1) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

Form N-CSRS Item F

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Tax-Exempt Portfolio (Tax Free Investment Class), a series of Cash Account Trust

By:	/s/Michael G. Clark Michael G. Clark President

Date:	December 30, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	Tax-Exempt Portfolio (Tax Free Investment Class), a series of Cash Account Trust

By:	/s/Michael G. Clark Michael G. Clark President

Date:	December 30, 2009

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	December 30, 2009